Expense Example, No Redemption - FidelityInvestmentGradeBondFund-AMCIZPRO - FidelityInvestmentGradeBondFund-AMCIZPRO - Fidelity Investment Grade Bond Fund	Oct. 30, 2023 USD ($)
Fidelity Advisor Investment Grade Bond Fund - Class A
Expense Example, No Redemption:
1 Year	$ 475
3 Years	633
5 Years	805
10 Years	1,305
Fidelity Advisor Investment Grade Bond Fund - Class C
Expense Example, No Redemption:
1 Year	156
3 Years	483
5 Years	834
10 Years	1,616
Fidelity Advisor Investment Grade Bond Fund - Class M
Expense Example, No Redemption:
1 Year	474
3 Years	630
5 Years	800
10 Years	1,293
Fidelity Advisor Investment Grade Bond Fund - Class I
Expense Example, No Redemption:
1 Year	51
3 Years	160
5 Years	280
10 Years	628
Fidelity Advisor Investment Grade Bond Fund - Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	123
5 Years	219
10 Years	$ 500